Segment and Geographic Information (Tables)	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of segment information
The following tables summarize the Company's segment information and the consolidated totals reported (in thousands):

	Three Months Ended March 31,
	2026			2025
	Equipment Leasing	Equipment Trading	Totals	Equipment Leasing	Equipment Trading	Totals
Total revenues	$310,601	$1,554	$312,155	$381,169	$1,871	$383,040
Less:
Depreciation and amortization	87,411	180	87,591	128,166	194	128,360
Interest and debt expense	62,828	584	63,412	67,879	250	68,129
Storage and handling	13,912	—	13,912	10,068	—	10,068
Repair costs	2,516	—	2,516	2,592	—	2,592
Other operating expenses	1,577	—	1,577	2,159	—	2,159
Administrative expenses(1)	25,969	349	26,318	23,865	261	24,126
Other (income) expenses(2)	514	—	514	228	—	228
Leasing margin	$115,874	$441	$116,315	$146,212	$1,166	$147,378
Net trading margin	—	430	430	—	594	594
Net gain (loss) on sale of leasing equipment	(1,429)	—	(1,429)	10,694	—	10,694
Income (loss) before income taxes			$115,316			$158,666
Total assets	$9,622,880	$100,174	$9,723,054	$8,956,935	$76,600	$9,033,535
Purchases of leasing equipment and investments in finance leases(3)	$51,501	$—	$51,501	$20,200	$—	$20,200

(1)     Certain Administrative expenses have been allocated to the equipment trading segment based on a methodology that is consistent in all the periods presented.
(2) Other segment items primarily include the provision (reversal) for doubtful accounts, unrealized gains or losses on derivative instruments and debt termination expense.
(3)    Represents cash disbursements for purchases of leasing equipment and investments in finance leases as reflected in the Consolidated Statements of Cash Flows for the periods indicated, but excludes cash flows associated with the purchase of equipment held for resale.

Geographic allocation of revenues for the periods indicated based on the customers primary domicile and allocates equipment trading revenue based on the location of sale
The following table summarizes the geographic allocation of total leasing revenues based on customers' primary domicile (in thousands):

	Three Months Ended March 31,
	2026	2025
Total revenues:
Asia	$115,655	$148,969
Europe	164,156	202,067
Americas	15,740	16,218
Bermuda	1,052	1,148
Other International	15,552	14,638
Total	$312,155	$383,040
The following table summarizes the geographic allocation of equipment trading revenues based on the location of the sale (in thousands):

	Three Months Ended March 31,
	2026	2025
Total equipment trading revenues:
Asia	$3,914	$1,984
Europe	4,798	1,536
Americas	7,464	6,750
Bermuda	—	—
Other International	2,921	1,645
Total	$19,097	$11,915